RELATED PARTY BALANCES AND TRANSACTIONS (Narrative) (Details) (USD $)	12 Months Ended
Dec. 31, 2013
Related Party Balances And Transactions 1	8.00%
Related Party Balances And Transactions 2	9.00%
Related Party Balances And Transactions 3	6.00%
Related Party Balances And Transactions 4	$ 166,638
Related Party Balances And Transactions 5	250,661
Related Party Balances And Transactions 6	$ 248,653